COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details 3) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Contingencies
Amount accrued related to operating facilities for the estimated expenses to remediate the sites	31,000,000	32,000,000	37,000,000
Natural Gas Pipelines | Capital expenditures
Other Commitments
Commitment for capital expenditures	900,000,000	1,300,000,000
Liquids Pipelines | Capital expenditures
Other Commitments
Commitment for capital expenditures	1,800,000,000	2,500,000,000
Energy | Capital expenditures
Other Commitments
Commitment for capital expenditures	200,000,000	100,000,000